Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes

7    Income taxes

The following is a summary of the major components of the Company’s income tax expense:

(in millions of Canadian dollars)	2014	2013	2012

Current income tax expense	$208	$38	$12

Deferred income tax expense
Origination and reversal of temporary differences	317	183	144
Effect of tax rate increases	–	7	11
Effect of hedge of net investment in foreign subsidiaries	42	29	(9)
Tax credits	–	–	(4)
Other	(5)	(7)	(2)

Total deferred income tax expense	354	212	140

Total income taxes	$562	$250	$152

Income before income tax expense
Canada	$1,269	$1,019	$464
Foreign	769	106	172

Total income before income tax expense	$2,038	$1,125	$636

Income tax expense
Current
Canada	$50	$4	$6
Foreign	158	34	6

Total current income tax expense	208	38	12

Deferred
Canada	292	256	120
Foreign	62	(44)	20

Total deferred income tax expense	354	212	140

Total income taxes	$562	$250	$152

The provision for deferred income taxes arises from temporary differences in the carrying values of assets and liabilities for financial statement and income tax purposes and the effect of loss carry forwards. The items comprising the deferred income tax assets and liabilities are as follows:

(in millions of Canadian dollars)	2014	2013

Deferred income tax assets
Restructuring liability	$7	$16
Amount related to tax losses carried forward	28	96
Liabilities carrying value in excess of tax basis	214	66
Future environmental remediation costs	32	31
Tax credits carried forward including minimum tax	20	72
Other	69	46

Total deferred income tax assets	370	327

Deferred income tax liabilities
Properties carrying value in excess of tax basis	3,052	2,847
Other long-term assets carrying value in excess of tax basis	–	9
Other	35	30

Total deferred income tax liabilities	3,087	2,886

Total net deferred income tax liabilities	2,717	2,559
Current deferred income tax assets	56	344

Long-term deferred income tax liabilities	$2,773	$2,903

The Company’s consolidated effective income tax rate differs from the expected statutory tax rates. Expected income tax expense at statutory rates is reconciled to income tax expense as follows:

(in millions of Canadian dollars, except percentage)	2014	2013	2012

Statutory federal and provincial income tax rate	26.31%	26.32%	26.09%

Expected income tax expense at Canadian enacted statutory tax rates	$536	$296	$166
Increase (decrease) in taxes resulting from:
Items not subject to tax	(5)	(6)	(4)
Canadian tax rate differentials	(1)	(1)	(1)
Foreign tax rate differentials	36	(36)	(17)
Effect of tax rate increases	–	7	11
Tax credits	–	–	(4)
Other	(4)	(10)	1

Income tax expense	$562	$250	$152

The Company has no unrecognized tax benefits from capital losses at December 31, 2014 and 2013.

The Company has not provided a deferred liability for the income taxes, if any, which might become payable on any temporary difference associated with its foreign investments because the Company intends to indefinitely reinvest in its foreign investments and has no intention to realize this difference by a sale of its interest in foreign investments.

During the third quarter of 2013, legislation was enacted to increase the province of British Columbia’s corporate income tax rate. As a result, the Company recalculated its deferred income taxes as at January 1, 2013 based on this change and recorded an income tax expense of $7 million in the third quarter of 2013.

During the second quarter of 2012, legislation was enacted to cancel the previously planned province of Ontario’s corporate income tax rate reductions. As a result of these changes, the Company recorded an income tax expense of $11 million in the second quarter of 2012, based on its deferred income tax balances as at January 1, 2012.

At December 31, 2014, the Company had income tax operating losses carried forward of $94 million, which have been recognized as a deferred tax asset. Certain of these losses carried forward will begin to expire in 2026, with the majority expiring between 2029 and 2034. The Company also has minimum tax credits of approximately $15 million that will begin to expire in 2016 as well as investment tax credits of $5 million, certain of which will begin to expire in 2018.

It is more likely than not that the Company will realize the majority of its deferred income tax assets from the generation of future taxable income, as the payments for provisions, reserves and accruals are made and losses and tax credits carried forward are utilized.

The following table provides a reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States for the year ended December 31, 2014:

(in millions of Canadian dollars)	2014	2013	2012

Unrecognized tax benefits at January 1	$16	$19	$19
Increase in unrecognized:
Tax benefits related to the current year	2	4	2
Dispositions:
Gross uncertain tax benefits related to prior years	(1)	(7)	(2)

Unrecognized tax benefits at December 31	$17	$16	$19

If these uncertain tax positions were recognized, all of the amount of unrecognized tax positions as at December 31, 2014 would impact the Company’s effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense in the Company’s Consolidated Statements of Income. The total amount of accrued interest and penalties in 2014 was $1 million (2013 – credit of $1 million; 2012 – $nil). The total amount of accrued interest and penalties associated with the unrecognized tax benefit at December 31, 2014 was $5 million (2013 – $4 million; 2012 – $5 million).

The Company and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax, or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2009. The federal and provincial income tax returns filed for 2010 and subsequent years remain subject to examination by the taxation authorities.

All U.S. federal income tax returns and generally all U.S. state and local income tax returns are closed to 2007. The income tax returns for 2008 and subsequent years continue to remain subject to examination by the taxation authorities.

The Company does not anticipate any material changes to the unrecognized tax benefits previously disclosed within the next twelve months as at December 31, 2014.